NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	Communications - 15.7%
10,140	Alphabet, Inc., Class A	$1,568,050
4,847	Alphabet, Inc., Class C	757,247
181	Booking Holdings, Inc.	833,851
885	Expedia Group, Inc.(a)	148,769
4,480	Meta Platforms, Inc., Class A	2,582,093
1,043	Netflix, Inc.(a)	972,629
1,478	T-Mobile USA, Inc.	394,197
12,434	Uber Technologies, Inc.(a)	905,940
		8,162,776
	Consumer Discretionary - 10.3%
12,778	Amazon.com, Inc.(a)	2,431,142
983	Darden Restaurants, Inc.	204,228
817	Deckers Outdoor Corporation(a)	91,349
1,347	Hilton Worldwide Holdings, Inc.(a)	306,510
3,015	Las Vegas Sands Corp.(a)	116,469
312	O’Reilly Automotive, Inc.(a)	446,965
6,218	Tesla, Inc.(a)	1,611,457
1,739	Wynn Resorts Ltd.	145,207
		5,353,327
	Consumer Staples - 3.9%
1,983	Colgate-Palmolive Company	185,807
975	Costco Wholesale Corp.	922,135
3,059	Monster Beverage Corporation(a)	179,013
4,733	Philip Morris International, Inc.	751,269
		2,038,224
	Energy - 0.7%
901	First Solar, Inc.(a)	113,913
1,525	Hess Corporation	243,589
		357,502
	Financials - 5.6%
3,099	American Express Co.	833,785
2,124	Arch Capital Group Ltd.(a)	204,286
1,563	Brown & Brown, Inc.	194,437
1,408	Discover Financial Services	240,346

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Financials - 5.6% (Continued)
394	Erie Indemnity Company, Class A	$165,106
3,982	JPMorgan Chase & Co.	976,785
1,230	Marsh & McLennan Companies, Inc.	300,157
		2,914,902
	Health Care - 8.0%
1,057	DaVita, Inc.(a)	161,689
2,044	DexCom, Inc.(a)	139,585
1,700	Eli Lilly & Co.	1,404,047
602	HCA Healthcare, Inc.	208,021
595	Insulet Corporation(a)	156,253
1,762	Intuitive Surgical, Inc.(a)	872,666
792	ResMed, Inc.	177,289
1,020	Stryker Corp.	379,695
1,396	Vertex Pharmaceuticals, Inc.(a)	676,809
		4,176,054
	Industrials - 5.7%
2,517	Caterpillar, Inc.	830,106
1,980	Cintas Corp.	406,950
617	Deere & Company	289,589
3,723	Delta Air Lines, Inc.	162,323
718	Parker-Hannifin Corporation	436,436
3,314	Rollins, Inc.	179,055
317	TransDigm Group, Inc.(a)	438,503
391	United Rentals, Inc.(a)	245,040
		2,988,002
	Materials - 1.1%
678	Ecolab, Inc.	171,887
757	Sherwin-Williams Company (The)	264,336
583	Vulcan Materials Company	136,014
		572,237
	Real Estate - 1.8%
1,623	CBRE Group, Inc., Class A(a)	212,256
1,018	Extra Space Storage, Inc. REIT	151,163
894	Public Storage REIT	267,565

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Real Estate - 1.8% (Continued)
1,742	Simon Property Group, Inc. REIT	$289,311
		920,295
	Technology - 44.3%
1,273	Adobe, Inc.(a)	488,234
21,820	Apple, Inc.	4,846,877
10,951	Broadcom, Inc.	1,833,526
332	FactSet Research Systems, Inc.	150,940
155	Fair Isaac Corporation(a)	285,845
3,151	Fiserv, Inc.(a)	695,835
3,777	Fortinet, Inc.(a)	363,574
456	Gartner, Inc.(a)	191,401
1,533	Intuit, Inc.	941,247
1,802	Mastercard, Inc., Class A	987,713
10,456	Microsoft Corp.	3,925,077
34,967	NVIDIA Corp.	3,789,723
809	NXP Semiconductors N.V.	153,759
5,890	Oracle Corporation	823,481
3,940	Palo Alto Networks, Inc.(a)	672,322
1,144	Paychex, Inc.	176,496
821	S&P Global, Inc.	417,150
2,872	Salesforce.com, Inc.	770,730
475	Synopsys, Inc.(a)	203,704
277	Tyler Technologies, Inc.(a)	161,045
3,490	Visa, Inc., Class A	1,223,106
		23,101,785
	Utilities - 1.0%
1,831	Constellation Energy Corp.	369,184
1,889	Public Service Enterprise Group, Inc.	155,465
		524,649

	TOTAL COMMON STOCKS (Cost $52,717,774)	51,109,753

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.6%
	Equity - 1.6%
1,386	iShares Russell 1000 Growth ETF	$500,471
3,499	iShares S&P 500 Growth Index Fund	324,812
		825,283

	TOTAL EXCHANGE-TRADED FUNDS (Cost $831,070)	825,283

	TOTAL INVESTMENTS - 99.7% (Cost $53,548,844)	$51,935,036
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	163,851
	NET ASSETS - 100.0%	$52,098,887

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

REIT	- Real Estate Investment Trust